NOTES PAYABLE (Details)								2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 10, 2014 USD ($) $ / shares shares	May. 06, 2013 USD ($) $ / shares shares	Feb. 12, 2013 USD ($) $ / shares shares	Jan. 15, 2013 USD ($)	Nov. 15, 2012 USD ($) $ / shares shares	Nov. 09, 2012 USD ($) shares	Apr. 12, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 13, 2013 $ / shares	May. 31, 2013 USD ($)
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Notes Payable, Current						$ 368,059
Accounts Payable, Current									$ 108,139		$ 24,600	$ 161,225
Debt Conversion, Original Debt, Amount						$ 545,958					550,000	2,915,000
Conversion of Stock, Shares Issued (in Shares) | shares						74,669
Debt Instrument, Convertible, Terms of Conversion Feature						conversion price equal to the greater of: (i) $ 7.50 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price
Debt Instrument, Unamortized Discount		$ 229,691
Amortization of Financing Costs												234,500
Debt Instrument, Unamortized Discount (Premium), Net												223,419
Amortization of Debt Discount (Premium)										$ 125,550	223,419	751,126
Repayments of Convertible Debt											50,000
Stock Issued During Period, Value, Issued for Services									$ 128,401		$ 195,468
Senior Secured Convertible Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Proceeds from Convertible Debt				$ 50,000			$ 515,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Maturity Date							Jun. 30, 2013
Debt Instrument, Face Amount												515,000
Debt Instrument, Increase, Accrued Interest												$ 30,764
Debt Instrument, Convertible, Number of Equity Instruments												400,000
Cancellation of Unissued Common Stock, Shares (in Shares) | shares												257,727
Available-for-sale Debt Securities, Gross Unrealized Loss												$ 5,459,582
Aztec [Member]
NOTES PAYABLE (Details) [Line Items]
Accounts Payable, Current						$ 177,899
Convertible Note [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 550,000
Debt Instrument, Unamortized Discount						$ 341,224
Amortization of Financing Costs												244,705
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 7.50
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			73,733
Purchase Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Unamortized Discount					$ 225,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares					$ 10.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					250
Private Offering, Maximum Limit Amount					$ 3,000,000
Private Offering Per Unit Cost (in Dollars per share) | $ / shares					$ 50,000
Debt Conversion, Converted Instrument, Expiration Period					2 years
Number of Units Sold								9
Proceeds from Issuance of Debt								$ 450,000
Debt Instrument, Increase (Decrease), Other, Net												150,000
Debt Instrument, Unamortized Discount (Premium), Net												268,210
Amortization of Debt Discount (Premium)											$ 223,419	267,272
Long-term Debt, Gross												376,581
November 2012 Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 4.00										$ 3.83
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	550										143,550
Long-term Debt, Gross											$ 550,000
Gain (Loss) on Debt Modifcation and Conversion Inducement											413,917
Repayments of Convertible Debt											$ 50,000
May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Face Amount												2,400,000
Debt Instrument, Increase, Accrued Interest												120,000
Debt Instrument, Unamortized Discount														$ 229,691
Amortization of Financing Costs												$ 234,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 12.50										$ 6.50	$ 12.50
Debt Conversion, Converted Instrument, Expiration Period		2 years
Proceeds from Issuance of Debt		$ 2,400,000
Amortization of Debt Discount (Premium)												$ 229,691
Gain (Loss) on Debt Modifcation and Conversion Inducement												$ 1,351,400
Stock Issued During Period, Shares, Other (in Shares) | shares		24,000
Debt Conversion, Converted Instrument, Amount		$ 254,400
Stock Issued During Period, Shares, Conversion of Notes Payable and Accrued Interest (in Shares) | shares												388,000
Debt Instrument, Fee Amount												$ 62,500
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares												20,000
Stock Issued During Period, Value, Issued for Services												$ 172,000
Scenario, Forecast [Member] | May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 6.50